Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets
Impairment of intangible assets	¥ 13,490	$ 1,929	¥ 0	¥ 0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges
Amortization expense	¥ 23,025		¥ 23,199	¥ 25,349
Estimated amortization expenses 2025	25,385
Estimated amortization expenses 2026	25,170
Estimated amortization expenses 2027	25,081
Estimated amortization expenses 2028	25,061
Estimated amortization expenses 2029 and thereafter	¥ 43,400